ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consist of the following:

	December 31, 2013	December 31, 2012
Accounts receivable	$324,000	$—
Accounts receivable – related party	480,000	—
Net allowance for doubtful accounts	(16,000)	—
Net accounts receivable	$788,000	$—